Cost Method Investments - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Jan. 04, 2010 Open V China Holdings Company	Oct. 31, 2012 Open V China Holdings Company	Oct. 31, 2010 Open V China Holdings Company	Dec. 31, 2013 Open V China Holdings Company
Schedule of Cost-method Investments [Line Items]
Purchase of cost method investment		$ 5,000,000
Percentage of cost method investment acquired		11.50%
Impairment loss of cost method investment				5,000,000
Share repurchased of cost method investment			460,080
Equity interest in joint venture, percentage					10.71%
Equity interest in joint venture, carrying amount					0
Purchase of equity method investment	$ 820,000		$ 820,000